Interests in entities - Interests in group companies (Detail)	12 Months Ended
Dec. 31, 2020
Philips (China) Investment Company Ltd [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips (China) Investment Company, Ltd.
Principal place of business of subsidiary	China
Philips GmbH [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips GmbH
Principal place of business of subsidiary	Germany
Philips Medizin Systeme Boblingen GmbH [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Medizin Systeme Böblingen GmbH
Principal place of business of subsidiary	Germany
Philips Japan, Ltd. [member]
Interests in entities [Line Items]
Name of subsidiary	Philips Japan, Ltd.
Principal place of business of subsidiary	Japan
Philips Consumer Lifestyle BV [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Consumer Lifestyle B.V.
Principal place of business of subsidiary	Netherlands
ATL International LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	ATL International LLC
Principal place of business of subsidiary	United States
Philips Oral Healthcare LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips Oral Healthcare LLC
Principal place of business of subsidiary	United States
Philips North America LLC [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips North America LLC
Principal place of business of subsidiary	United States
Respironics Inc [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips RS North America LLC
Principal place of business of subsidiary	United States
Philips USA Export Corporation [Member]
Interests in entities [Line Items]
Name of subsidiary	Philips USA Export Corporation
Principal place of business of subsidiary	United States